(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME FUND -
CLASS A AND CLASS B
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                8    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       11   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              12   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     24   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance.
The initial offering of Class A shares took place on September 10, 1992. Class A shares bear a .50% 12b-1 fee. Prior to January 1, 1996, this fee was .65%, which is reflected in the returns below for periods after September 10, 1992. Returns prior to that date are those of Institutional Class, the original class of the fund. Had Class A's 12b-1 fee been reflected, returns prior to September 10, 1992 would have been lower. If Fidelity had not reimbursed certain expenses, the five and 10 year total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class A shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995         PAST 1 YEAR   PAST 5    PAST 10
                                                      YEARS     YEARS

Advisor Equity Income Fund - Class A    29.46%        146.88%   259.16%

Advisor Equity Income Fund - Class A
 (incl. max. 3.50% sales charge) 1      24.93%        138.24%   246.59%

S&P 500(registered trademark)           36.98%        117.34%   311.99%

Average Equity Income Fund              27.94%        102.31%   212.38%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how Class A's performance stacked up against its peers, you can compare it to the average equity income fund, which reflects the performance of 122 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995         PAST 1 YEAR   PAST 5    PAST 10
                                                      YEARS     YEARS

Advisor Equity Income Fund - Class A    29.46%        19.81%    13.64%

Advisor Equity Income Fund - Class A
 (incl. max. 3.50% sales charge) 1      24.93%        18.96%    13.24%

S&P 500(registered trademark)           36.98%        16.80%    15.21%

Average Equity Income Fund              27.94%        14.97%    11.72%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.

1 HAD THE FORMER MAXIMUM 4.75% SALES CHARGE BEEN REFLECTED, CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR THE PAST ONE, FIVE, AND 10 YEARS WOULD HAVE BEEN 23.31% AND 23.31%, 135.16% AND 18.65%, AND 242.10% AND 13.09%,
RESPECTIVELY.
$10,000 OVER TEN YEARS
              FA Eq Inc Cl A (280)   S&P 500
     11/30/85              9525.00    10000.00
     12/31/85              9859.77    10484.00
     01/31/86             10043.99    10542.71
     02/28/86             10698.13    11331.31
     03/31/86             11339.19    11963.59
     04/30/86             11272.24    11828.40
     05/31/86             11305.86    12457.67
     06/30/86             11457.85    12668.21
     07/31/86             11016.51    11960.06
     08/31/86             11681.08    12847.49
     09/30/86             11132.99    11785.00
     10/31/86             11623.39    12465.00
     11/30/86             11761.56    12767.90
     12/31/86             11579.15    12442.32
     01/31/87             12716.72    14118.30
     02/28/87             13098.89    14675.97
     03/31/87             13338.80    15100.11
     04/30/87             13165.19    14965.72
     05/31/87             13097.43    15095.92
     06/30/87             13476.08    15858.26
     07/31/87             13866.41    16662.27
     08/31/87             14248.59    17283.78
     09/30/87             13914.02    16905.26
     10/31/87             11392.29    13263.87
     11/30/87             10905.61    12170.93
     12/31/87             11320.09    13097.13
     01/31/88             12094.31    13648.52
     02/29/88             12684.28    14284.54
     03/31/88             12518.32    13843.15
     04/30/88             12697.15    13996.81
     05/31/88             12853.02    14118.58
     06/30/88             13588.51    14766.63
     07/31/88             13564.24    14710.51
     08/31/88             13295.89    14210.36
     09/30/88             13688.75    14815.72
     10/31/88             13935.61    15227.59
     11/30/88             13848.82    15009.84
     12/31/88             13949.32    15272.51
     01/31/89             14843.18    16390.46
     02/28/89             14716.64    15982.34
     03/31/89             15009.19    16354.72
     04/30/89             15558.93    17203.54
     05/31/89             15931.22    17900.28
     06/30/89             15995.66    17798.25
     07/31/89             17005.92    19405.43
     08/31/89             17227.11    19785.77
     09/30/89             17004.91    19704.65
     10/31/89             16072.59    19247.51
     11/30/89             16283.73    19640.15
     12/31/89             16520.84    20111.52
     01/31/90             15476.16    18762.04
     02/28/90             15503.80    19004.07
     03/31/90             15503.80    19507.67
     04/30/90             14903.74    19019.98
     05/31/90             15885.17    20874.43
     06/30/90             15814.76    20732.48
     07/31/90             15559.91    20666.14
     08/31/90             14378.33    18797.92
     09/30/90             13291.01    17882.46
     10/31/90             12988.94    17805.57
     11/30/90             13856.80    18955.81
     12/31/90             14161.86    19484.67
     01/31/91             14882.46    20334.21
     02/28/91             15946.54    21788.10
     03/31/91             16201.04    22315.37
     04/30/91             16200.65    22368.93
     05/31/91             17087.88    23335.27
     06/30/91             16303.58    22266.51
     07/31/91             17195.82    23304.13
     08/31/91             17560.02    23856.44
     09/30/91             17469.04    23458.04
     10/31/91             17760.10    23772.38
     11/30/91             17039.89    22814.35
     12/31/91             18383.48    25424.31
     01/31/92             18568.55    24951.42
     02/29/92             19142.24    25275.79
     03/31/92             18831.24    24782.91
     04/30/92             19502.41    25511.53
     05/31/92             19674.57    25636.53
     06/30/92             19455.51    25254.55
     07/31/92             19960.85    26287.46
     08/31/92             19486.97    25748.57
     09/30/92             19614.32    26052.40
     10/31/92             19869.15    26143.58
     11/30/92             20570.53    27035.08
     12/31/92             21082.80    27367.61
     01/31/93             21740.30    27597.50
     02/28/93             22303.20    27972.82
     03/31/93             23027.56    28563.05
     04/30/93             22914.68    27871.82
     05/31/93             23270.53    28618.79
     06/30/93             23497.95    28701.78
     07/31/93             23823.31    28586.98
     08/31/93             24654.70    29670.42
     09/30/93             24491.32    29441.96
     10/31/93             24785.41    30051.41
     11/30/93             24278.92    29765.92
     12/31/93             24883.44    30126.09
     01/31/94             26027.13    31150.38
     02/28/94             25340.92    30306.20
     03/31/94             24255.78    28984.85
     04/30/94             25093.32    29355.86
     05/31/94             25257.55    29837.29
     06/30/94             25091.03    29106.28
     07/31/94             25948.84    30060.97
     08/31/94             27285.05    31293.46
     09/30/94             26821.82    30526.77
     10/31/94             27351.64    31213.63
     11/30/94             26424.46    30076.83
     12/31/94             26490.69    30522.87
     01/31/95             26896.94    31314.32
     02/28/95             27844.85    32534.64
     03/31/95             28744.11    33494.74
     04/30/95             29510.39    34481.16
     05/31/95             30327.76    35859.37
     06/30/95             30754.27    36692.39
     07/31/95             31865.46    37909.11
     08/31/95             32241.55    38004.26
     09/30/95             33232.65    39608.04
     10/31/95             32855.40    39466.64
     11/30/95             34210.08    41199.22

$10,000 OVER TEN YEARS: Let's say you invested $10,000 in Fidelity Advisor Equity Income Fund - Class A on November 30, 1985, and paid the current maximum 3.50% sales charge. As the chart shows, by November 30, 1995, the value of your investment would have grown to $34,659 - a 246.59% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
ADVISOR EQUITY INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance.
Initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 1.00% 12b-1/shareholder service fee. This fee is not reflected in returns prior to that date. Returns between September 10, 1992 and June 30, 1994 are those of Class A, and reflect Class A's .65% 12b-1 fee. Returns prior to September 10, 1992 are those of Institutional Class, the original class of the fund. Had Class B's 12b-1 fee been reflected, prior returns would have been lower. Class B's contingent deferred sales charges included in the past 1 year, past 5 years and past 10 years total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain expenses, the past five and 10 year returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995             PAST 1   PAST 5    PAST 10
                                            YEAR     YEARS     YEARS

Advisor Equity Income Fund - Class B        28.95%   145.74%   257.49%

Advisor Equity Income Fund - Class B
 (incl. contingent deferred sales charge)   24.95%   144.74%   257.49%

S&P 500(registered trademark)               36.98%   117.34%   311.99%

Average Equity Income Fund                  27.94%   102.31%   212.38%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how Class B's performance stacked up against its peers, you can compare it to the average equity income fund, which reflects the performance of 122 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995             PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Equity Income Fund - Class B        28.95%   19.70%   13.59%

Advisor Equity Income Fund - Class B
 (incl. contingent deferred sales charge)   24.95%   19.60%   13.59%

S&P 500(registered trademark)               36.98%   16.80%   15.21%

Average Equity Income Fund                  27.94%   14.97%   11.72%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER TEN YEARS
              FA Eq Inc Cl B (180)   S&P 500
     11/30/85             10000.00    10000.00
     12/31/85             10351.46    10484.00
     01/31/86             10544.87    10542.71
     02/28/86             11231.64    11331.31
     03/31/86             11904.66    11963.59
     04/30/86             11834.37    11828.40
     05/31/86             11869.67    12457.67
     06/30/86             12029.24    12668.21
     07/31/86             11565.89    11960.06
     08/31/86             12263.60    12847.49
     09/30/86             11688.18    11785.00
     10/31/86             12203.04    12465.00
     11/30/86             12348.10    12767.90
     12/31/86             12156.59    12442.32
     01/31/87             13350.89    14118.30
     02/28/87             13752.12    14675.97
     03/31/87             14003.99    15100.11
     04/30/87             13821.72    14965.72
     05/31/87             13750.58    15095.92
     06/30/87             14148.11    15858.26
     07/31/87             14557.91    16662.27
     08/31/87             14959.15    17283.78
     09/30/87             14607.90    16905.26
     10/31/87             11960.41    13263.87
     11/30/87             11449.46    12170.93
     12/31/87             11884.61    13097.13
     01/31/88             12697.44    13648.52
     02/29/88             13316.83    14284.54
     03/31/88             13142.59    13843.15
     04/30/88             13330.34    13996.81
     05/31/88             13493.98    14118.58
     06/30/88             14266.15    14766.63
     07/31/88             14240.67    14710.51
     08/31/88             13958.93    14210.36
     09/30/88             14371.39    14815.72
     10/31/88             14630.56    15227.59
     11/30/88             14539.45    15009.84
     12/31/88             14644.95    15272.51
     01/31/89             15583.39    16390.46
     02/28/89             15450.54    15982.34
     03/31/89             15757.68    16354.72
     04/30/89             16334.84    17203.54
     05/31/89             16725.69    17900.28
     06/30/89             16793.35    17798.25
     07/31/89             17853.98    19405.43
     08/31/89             18086.20    19785.77
     09/30/89             17852.92    19704.65
     10/31/89             16874.11    19247.51
     11/30/89             17095.78    19640.15
     12/31/89             17344.72    20111.52
     01/31/90             16247.94    18762.04
     02/28/90             16276.95    19004.07
     03/31/90             16276.95    19507.67
     04/30/90             15646.97    19019.98
     05/31/90             16677.35    20874.43
     06/30/90             16603.42    20732.48
     07/31/90             16335.87    20666.14
     08/31/90             15095.36    18797.92
     09/30/90             13953.82    17882.46
     10/31/90             13636.68    17805.57
     11/30/90             14547.82    18955.81
     12/31/90             14868.10    19484.67
     01/31/91             15624.63    20334.21
     02/28/91             16741.78    21788.10
     03/31/91             17008.96    22315.37
     04/30/91             17008.56    22368.93
     05/31/91             17940.03    23335.27
     06/30/91             17116.62    22266.51
     07/31/91             18053.36    23304.13
     08/31/91             18435.72    23856.44
     09/30/91             18340.20    23458.04
     10/31/91             18645.77    23772.38
     11/30/91             17889.65    22814.35
     12/31/91             19300.24    25424.31
     01/31/92             19494.54    24951.42
     02/29/92             20096.84    25275.79
     03/31/92             19770.33    24782.91
     04/30/92             20474.97    25511.53
     05/31/92             20655.72    25636.53
     06/30/92             20425.74    25254.55
     07/31/92             20956.28    26287.46
     08/31/92             20458.76    25748.57
     09/30/92             20592.47    26052.40
     10/31/92             20860.00    26143.58
     11/30/92             21596.36    27035.08
     12/31/92             22134.17    27367.61
     01/31/93             22824.46    27597.50
     02/28/93             23415.43    27972.82
     03/31/93             24175.92    28563.05
     04/30/93             24057.41    27871.82
     05/31/93             24431.00    28618.79
     06/30/93             24669.76    28701.78
     07/31/93             25011.35    28586.98
     08/31/93             25884.20    29670.42
     09/30/93             25712.67    29441.96
     10/31/93             26021.43    30051.41
     11/30/93             25489.68    29765.92
     12/31/93             26124.35    30126.09
     01/31/94             27325.07    31150.38
     02/28/94             26604.64    30306.20
     03/31/94             25465.39    28984.85
     04/30/94             26344.70    29355.86
     05/31/94             26517.11    29837.29
     06/30/94             26342.29    29106.28
     07/31/94             27242.88    30060.97
     08/31/94             28663.04    31293.46
     09/30/94             28176.55    30526.77
     10/31/94             28698.34    31213.63
     11/30/94             27724.34    30076.83
     12/31/94             27794.29    30522.87
     01/31/95             28185.26    31314.32
     02/28/95             29162.68    32534.64
     03/31/95             30124.44    33494.74
     04/30/95             30910.61    34481.16
     05/31/95             31750.37    35859.37
     06/30/95             32179.85    36692.39
     07/31/95             33345.14    37909.11
     08/31/95             33721.62    38004.26
     09/30/95             34743.19    39608.04
     10/31/95             34330.01    39466.64
     11/30/95             35749.20    41199.22

$10,000 OVER TEN YEARS: Let's say you invested $10,000 in Fidelity Advisor Equity Income Fund - Class B on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $35,749
- a 257.49% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The
Standard & Poor's Composite
Index of 500 Stocks finished the
12-month period with a total
return of 36.98% (including
reinvested dividends) - well
above its historical annual
average of roughly 12%. With
inflation posing little threat,
interest rates fell during the first
half of 1995. The Federal Reserve
Board cut the fed funds rate -
the rate banks charge each other
for overnight loans - by 0.25% on
July 6 to 5.75%.
Large-capitalization stocks led
the rally, with the weak dollar
helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley
Emerging Markets Free Index
was down 16.52% for the 12
months ended November 30. The
Morgan Stanley EAFE (Europe,
Australia, Far East) Index was up
7.57% for the year ended
November 30. European markets
have fared well through the first
11 months of 1995, while the
Japanese market recently has
shown signs of recovery.
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BETTINA, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended November 30, 1995, Fidelity Advisor Equity Income Fund - Class A and Class B returned 29.46% and 28.95%, respectively. That beat the 27.94% return for the average equity income fund tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE LIPPER AVERAGE?
A. The fund's performance came from a number of sectors, including finance and telephone utilities, as well as from some of the larger holdings, including the fund's largest investment, Philip Morris. This company's business was propelled by gains in market share for its Marlboro brand domestically, and by increased volumes and profits in its international tobacco business.
Q. LET'S TAKE A LOOK AT YOUR INVESTMENTS IN THE FINANCE SECTOR. WHICH STOCKS HAVE TURNED OUT WELL?
A. The fund's finance investments are fairly diverse. I pick the stocks for the fund one-by-one, but many of the top performers over the past 12 months came from this sector. Among them, Citicorp benefited from growth in its emerging market credit card business. Fannie Mae - the Federal National Mortgage Association - was helped by improved business conditions, a strong supply of mortgages and widening spreads, such that profit growth was solid. And American Express, having restructured in order to reduce costs, posted strong and consistent earnings growth from improved marketing of its existing and new credit card products. Beyond that, some of the fund's insurance stocks - GenRe, American International Group, Aetna and CIGNA - contributed well to the fund's return.
Q. HOW ABOUT TELEPHONE UTILITIES?
A. I've owned several of the regional Bell operating companies (RBOCs), such as Ameritech, BellSouth, Bell Atlantic, NYNEX and SBC Communications. The regulatory environment is improving on a state-by-state basis, allowing these companies to focus more on profitability and competitiveness. They've also been able to improve revenues by offering value-added services, such as call waiting and caller identification, cellular services, and by adding access lines for computer modem use.
Q. WHICH STOCKS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. A couple of areas were disappointing. First, Wal-Mart struggled as it went through a major transition. It was upgrading and expanding its older, most profitable stores, converting them into so-called super centers, general merchandise stores with grocery stores attached. The negative impact on the company's profits associated with this process - as well as the difficult retail environment - was worse and more prolonged than anticipated. Second, despite better managing their account bases and internal operations, WMX Technologies and Browning-Ferris Industries - broadly based pollution control companies - were hurt by the weakening economy, such that the pace of revenue and profit growth was not as strong as expected.
Q. GENERAL ELECTRIC WAS ONE OF THE FUND'S TOP FIVE STOCKS AT THE END OF THE PERIOD. WHY WAS IT ATTRACTIVE TO YOU?
A. GE offered a diverse business portfolio, shareholder-oriented management and a consistent earnings history, qualities that appeared attractive given the economic climate. I felt the same way about Emerson Electric and Allied Signal. These companies - through geographical expansion and improvements in productivity - were able to sustain consistent earnings and free cash flow. I believed the economy was weakening to an extent that the relative performance expected from these companies would be rewarded.
Q. DOES THAT MEAN YOUR OUTLOOK IS COLORED BY CONCERNS FOR THE ECONOMY?
A. Yes it does. Economic indicators point out that the economy is slowing. Wages have been stagnant and consumers' disposable income is down. In addition, economies around the world also have slowed, leading me to believe that demand for U.S. exports will wane. To get the economy moving again, interest rates will have to decline, in part so that capital will flow back into the developing economies, believed to be a prime driver for future global economic growth, including U.S. exports. Given this economic backdrop, I have concerns about corporate profitability in 1996 and think it will be a tough investing environment. As a result, I'll be looking for companies with aspects to their business that will enable them to sustain good earnings growth despite a weakening economy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield which exceeds the
composite dividend of the S&P
500 stock index and consider
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1995, more than $1.4 billion
MANAGER: Bettina Doulton,
since July 1993; joined Fidelity
in 1986
(checkmark)
BETTINA DOULTON ON THE
CONSUMER:
"Since consumer spending is
critical to how the U.S.
economy performs, a recent
trend in how people are paid
has me concerned.
Specifically, a greater
percentage of total
compensation has become
more cyclical, or subject to
economic influences. If you
look at recent wage
settlements, you'll see that
wage increases generally have
been low, with a greater
percentage of compensation
tied to profit sharing.
Essentially, employees have
a greater stake in corporate
profits, benefiting when
corporate profits are rising,
but pressured when corporate
profits are declining.
"Going into 1996, my concern is
that if overall profit growth
declines, incomes will suffer as
well, thus contributing to the
slowdown in end demand and
industrial activity."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF NOVEMBER 30, 1995
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           4.2            3.8

Federal National Mortgage Association   3.2            2.1

Citicorp                                2.0            1.1

General Electric Co.                    2.0            0.4

NYNEX Corp.                             1.9            1.5

TOP FIVE FIXED-INCOME SECURITIES AS OF NOVEMBER 30, 1995

(BY ISSUER, WITH MATURITIES OF MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                                     INVESTMENTS    INVESTMENTS
                                                                    IN THESE HOLDINGS
                                                                    6 MONTHS AGO

U.S. Treasury Obligations (various issues)           6.7            2.9

Viacom, Inc. 8%, 7/7/06                              0.3            0.7

Roche Holdings, Inc.
 liquid yield option notes 0%, 4/20/10               0.2            0.5

Tenet Healthcare Corp. (various issues)              0.2            0.0

Westpoint Stevens, Inc. (various issues)             0.1            0.2


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            18.2           15.3

Nondurables                        8.9            9.0

Utilities                          7.2            6.0

Industrial Machinery & Equipment   6.4            7.2

Health                             6.1            4.9

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 35.6
Row: 1, Col: 1, Value: 12.8
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 4.2
Row: 1, Col: 4, Value: 30.6
Row: 1, Col: 5, Value: 50.0
Stocks  76.6%
Bonds 7.5%
Convertible
securities 0.9%
Short-term
investments 15.0%
FOREIGN
INVESTMENTS 3.6%
Stocks 81.6%
Bonds 4.2%
Convertible
securities 1.4%
Short-term
investments 12.8%
FOREIGN
INVESTMENTS 5.2%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 76.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.8%
AEROSPACE & DEFENSE - 3.1%
Alliant Techsystems, Inc. (a)  125,900 $ 6,452
Boeing Co.   96,000  6,996
General Motors Corp. Class H   28,100  1,335
Lockheed Martin Corp.   92,533  6,790
McDonnell Douglas Corp.   92,000  8,200
Rockwell International Corp.   202,300  9,913
Sundstrand Corp.   44,100  2,855
Thiokol Corp.   74,300  2,517
  45,058
DEFENSE ELECTRONICS - 1.9%
Litton Industries, Inc. (a)  174,900  7,849
Loral Corp.   138,700  4,698
Raytheon Co.   345,000  15,353
  27,900
SHIP BUILDING & REPAIR - 0.8%
General Dynamics Corp.   185,600  11,066
TOTAL AEROSPACE & DEFENSE   84,024
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 4.1%
du Pont (E.I.) de Nemours & Co.   179,500  11,935
Ethyl Corp.   95,600  1,195
Great Lakes Chemical Corp.   51,700  3,677
Hercules, Inc.   170,900  9,378
Minnesota Mining & Manufacturing Co.   119,000  7,795
Monsanto Co.   44,200  5,061
Nalco Chemical Co.   114,500  3,507
Raychem Corp.   78,300  4,072
Schulman (A.), Inc.   17,200  325
Union Carbide Corp.   293,800  11,642
  58,587
IRON & STEEL - 0.2%
Nucor Corp.   63,900  3,187
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   145,086  4,838
Aluminum Co. of America  99,400  5,815
  10,653
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.3%
James River Corp. of Virginia  112,600 $ 3,547
TOTAL BASIC INDUSTRIES   75,974
CONGLOMERATES - 3.5%
Allied-Signal, Inc.   225,000  10,631
ITT Corp.   76,600  9,393
Tyco International Ltd.   522,124  16,382
United Technologies Corp.   144,800  13,575
  49,981
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Cooper Cameron Corp. (a)  51,509  1,339
Sherwin-Williams Co.   63,000  2,496
  3,835
CONSTRUCTION - 0.1%
American Homestar Corp. (a)  50,000  963
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Cali Realty Corp.  6,700  133
CenterPoint Properties Corp.   16,712  372
Starwood Lodging Trust combined certificate (SBI)   33,100  914
  1,419
TOTAL CONSTRUCTION & REAL ESTATE   6,217
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 1.8%
Chrysler Corp.   88,000  4,565
Dana Corp.   128,200  3,750
General Motors Corp.   216,963  10,523
Johnson Controls, Inc.   13,300  921
PACCAR, Inc.   19,000  831
SPX Corp.   84,900  1,369
Snap-on Tools Corp.   92,300  4,084
  26,043
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Whirlpool Corp.   109,300 $ 6,066
TEXTILES & APPAREL - 0.2%
Adidas AG (a)(c)  5,500  293
Adidas AG (a)  200  12
Westpoint Stevens, Inc. Class A  87,400  1,573
  1,878
TOTAL DURABLES   33,987
ENERGY - 5.1%
ENERGY SERVICES - 1.3%
Baker Hughes, Inc.   115,000  2,343
Dresser Industries, Inc.   6,400  152
Halliburton Co.   36,800  1,596
Helmerich & Payne, Inc.   18,200  496
McDermott International, Inc.   95,400  1,729
Schlumberger Ltd.   200,000  12,700
  19,016
OIL & GAS - 3.8%
Amerada Hess Corp.   260,000  12,350
British Petroleum PLC:
 Ord.   1,751  15
  ADR  265,166  25,357
Canada Occidental Petroleum Ltd.  50,000  1,745
Coastal Corp. (The)  114,300  3,800
Kerr-McGee Corp.   32,300  1,869
Occidental Petroleum Corp.   303,000  6,704
Petro-Canada 1st Installment Receipt (a)(d)  54,400  300
Total SA:
Class B  39,757  2,444
 sponsored ADR  21,003  648
  55,232
TOTAL ENERGY   74,248
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 18.2%
BANKS - 6.7%
Bank of Boston Corp.   108,590 $ 5,036
Chase Manhattan Corp.   65,060  3,960
Chemical Banking Corp.   193,500  11,610
Citicorp  414,800  29,347
First Bank System, Inc.   57,300  2,958
First Interstate Bancorp  118,100  15,825
First Union Corp.   138,174  7,548
Fleet Financial Group, Inc.   71,103  2,969
KeyCorp.   128,100  4,724
NationsBank Corp.   128,500  9,172
Shawmut National Corp.   86,800  3,255
  96,404
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   608,025  25,841
Countrywide Credit Industries, Inc.   12,000  264
Greenpoint Financial Corp.   57,100  1,499
Household International, Inc.   14,516  907
  28,511
FEDERAL SPONSORED CREDIT - 4.2%
Federal Home Loan Mortgage Corporation  171,700  13,220
Federal National Mortgage Association  420,900  46,089
Student Loan Marketing Association  28,000  1,964
  61,273
INSURANCE - 5.2%
Aetna Life & Casualty Co.   178,000  13,062
Allmerica Financial Corp. (a)  2,500  65
Allstate Corp.   262,900  10,779
American International Group, Inc.   118,200  10,608
CIGNA Corp.   98,400  10,824
General Re Corp.   81,900  12,254
Loews Corp.   74,600  11,451
Prudential Reinsurance Holdings, Inc.  60,700  1,267
Travelers, Inc. (The)  83,033  4,940
  75,250
SAVINGS & LOANS - 0.1%
Charter One Financial Corp.   43,300  1,386
TOTAL FINANCE   262,824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.7%
DRUGS & PHARMACEUTICALS - 3.7%
Allergan, Inc.   117,800 $ 3,652
American Home Products Corp.   131,900  12,035
Bristol-Myers Squibb Co.   206,300  16,556
Phamracia & Upjohn, Inc.   308,600  11,071
Schering-Plough Corp.   36,100  2,071
SmithKline Beecham PLC ADR  164,200  8,744
  54,129
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Baxter International, Inc.   317,600  13,339
I-Stat Corp. (a)  46,500  1,616
Nellcor, Inc. (a)  58,128  3,342
  18,297
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.   163,600  8,446
U.S. Healthcare, Inc.   42,900  1,952
  10,398
TOTAL HEALTH   82,824
INDUSTRIAL MACHINERY & EQUIPMENT - 6.4%
ELECTRICAL EQUIPMENT - 2.8%
Emerson Electric Co.   146,400  11,419
General Electric Co.   423,600  28,487
Philips Electronics NV  13,700  536
  40,442
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
Caterpillar, Inc.   100,800  6,187
Cooper Industries, Inc.   74,507  2,720
Deere & Co.   350,400  11,519
Ingersoll-Rand Co.   179,000  6,869
Varity Corp. (a)  14,900  577
  27,872
POLLUTION CONTROL - 1.7%
Browning-Ferris Industries, Inc.   426,200  12,839
WMX Technologies, Inc.   366,500  10,812
  23,651
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   91,965
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.6%
BROADCASTING - 0.9%
Viacom, Inc. Class B (non-vtg.) (a)  258,807 $ 12,487
PUBLISHING - 0.6%
Knight-Ridder, Inc.   64,600  4,167
Meredith Corp.   67,100  2,642
Times Mirror Co. Class A  67,900  2,207
  9,016
RESTAURANTS - 0.1%
Darden Restaurants, Inc.   102,100  1,187
TOTAL MEDIA & LEISURE   22,690
NONDURABLES - 8.8%
BEVERAGES - 1.9%
Anheuser-Busch Companies, Inc.   112,300  7,440
PepsiCo, Inc.   355,000  19,614
  27,054
FOODS - 0.7%
ConAgra, Inc.   92,700  3,696
Dole Food, Inc.   62,400  2,348
Kellogg Co.   24,200  1,848
Nabisco Holdings Class A  72,200  2,040
  9,932
HOUSEHOLD PRODUCTS - 1.4%
Avon Products, Inc.   146,900  10,669
Colgate-Palmolive Co.   55,100  4,036
First Brands Corp.   85,400  3,907
Rubbermaid, Inc.   74,000  2,035
  20,647
TOBACCO - 4.8%
Imasco Ltd.   52,700  949
Philip Morris Companies, Inc.   696,700  61,135
RJR Nabisco Holdings Corp.   137,280  3,998
UST, Inc.   119,200  3,889
  69,971
TOTAL NONDURABLES   127,604
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 2.0%
APPAREL STORES - 0.4%
Limited, Inc. (The)  354,500 $ 6,337
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.   22,000  1,598
May Department Stores Co. (The)  7,200  313
Sears, Roebuck & Co.   128,600  5,064
Wal-Mart Stores, Inc.   493,700  11,849
  18,824
GROCERY STORES - 0.3%
Great Atlantic & Pacific Tea Co., Inc.   97,800  2,139
Vons Companies, Inc.  (a)  71,500  1,895
  4,034
TOTAL RETAIL & WHOLESALE   29,195
SERVICES - 0.3%
ADT Ltd. (a)  209,400  2,931
National Service Industries, Inc.   29,400  956
  3,887
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Westell Technologies  900  12
COMPUTERS & OFFICE EQUIPMENT - 1.8%
International Business Machines Corp.   102,600  9,914
Pitney Bowes, Inc.   348,100  15,577
  25,491
COMPUTER SERVICES & SOFTWARE - 0.0%
Objective Systems Integrators  1,000  19
ELECTRONICS - 0.7%
AMP, Inc.   211,100  8,468
Thomas & Betts Corp.   20,600  1,512
  9,980
TOTAL TECHNOLOGY   35,502
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.4%
RAILROADS - 1.3%
Burlington Northern Santa Fe Corp.   186,826 $ 15,063
Canadian National Railway Co. 1st Installment Receipt (d)  13,800  209
CSX Corp.   46,700  4,092
  19,364
TRUCKING & FREIGHT - 0.1%
Roadway Services, Inc.   31,400  1,578
TOTAL TRANSPORTATION   20,942
UTILITIES - 7.2%
TELEPHONE SERVICES - 7.2%
Ameritech Corp.  328,100  18,046
Bell Atlantic Corp.   253,100  15,945
BellSouth Corp.   491,200  19,095
Koninklijke PPT Nederland  63,300  2,257
Koninklijke PPT Nederland (c)  15,500  553
NYNEX Corp.   563,100  27,943
Pacific Telesis Group  91,500  2,745
SBC Communications, Inc.   259,000  13,986
Southern New England Telecommunications Corp.   78,300  2,838
  103,408
TOTAL COMMON STOCKS
(Cost $937,791)   1,105,272
PREFERRED STOCKS - 0.6%
CONVERTIBLE PREFERRED STOCKS - 0.6%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
James River Corp. of Virginia cumulative, Series P  80,600  2,417
ENERGY - 0.5%
OIL & GAS - 0.5%
Atlantic Richfield Co. exchangeable $0.5575  92,100  2,303
Occidental Petroleum Corp. Indexed $3.00 (a)  70,000  4,620
  6,923
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000 $ -
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.  118  5
TOTAL CONVERTIBLE PREFERRED STOCKS   9,345
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.  193  4
TOTAL PREFERRED STOCKS
(Cost $9,732)   9,349
CORPORATE BONDS - 1.1%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property exchangeable 8%, 7/1/01  - $ 115,000  114
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Roche Holdings, Inc. liquid yield option notes
0%, 4/20/10 (c)  -  6,000,000  2,618
PRECIOUS METALS - 0.1%
Pegasus Gold, Inc. euro
6 1/4%, 4/30/02 (c)  Baa3  430,000  462
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - CONTINUED
SERVICES - 0.0%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3 $ 960,000 $ 460
UTILITIES - 0.0%
GAS - 0.0%
SFP Pipeline Holdings, Inc. exchangeable
0%, 8/15/10 (b)  Baa3  120,000  151
TOTAL CONVERTIBLE BONDS   3,805
NONCONVERTIBLE BONDS - 0.8%
AEROSPACE & DEFENSE - 0.0%
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 10 7/8%, 8/15/01  B2  230,000  237
BASIC INDUSTRIES - 0.1%
PACKAGING & CONTAINERS - 0.0%
Owens Illinois, Inc. 10 1/4%, 4/1/99  B2  160,000  164
PAPER & FOREST PRODUCTS - 0.1%
Stone Container Corp. 9 7/8%, 2/1/01  B1  1,240,000  1,203
TOTAL BASIC INDUSTRIES   1,367
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Westpoint Stevens, Inc. :
8 3/4%, 12/15/01  B1  540,000  551
 9 3/8%, 12/15/05  B3  1,250,000  1,262
  1,813
FINANCE - 0.0%
BANKS - 0.0%
Signet Banking Corp. (b):
 6%, 5/15/97   Baa2  180,000  179
  6 1/8%, 4/15/98   Baa2  100,000  99
  278
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.2%
MEDICAL FACILITIES MANAGEMENT - 0.2%
Tenet Healthcare Corp.:
9 5/8%, 9/1/02  Ba2 $ 540,000 $ 586
 8 5/8%, 12/1/03  Ba2  1,940,000  2,008
  2,594
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Viacom, Inc. 8%, 7/7/06  B1  4,870,000  4,943
NONDURABLES - 0.1%
BEVERAGES - 0.1%
Canandaigua Wine, Inc. 8 3/4%, 12/15/03  B1  1,000,000  990
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc. 6.39%, 11/18/00 . 48,000  49
TOTAL NONCONVERTIBLE BONDS   12,271
TOTAL CORPORATE BONDS
(Cost $14,731)   16,076
U.S. TREASURY OBLIGATIONS - 6.7%
 5 3/4%, 8/15/03 Aaa   12,500,000  12,518
 7 1/2%, 11/15/24 Aaa   2,370,000  2,771
 7 5/8%, 2/15/25 Aaa   15,430,000  18,354
 6 7/8%, 8/15/25 Aaa   12,230,000  13,453
 Stripped Principal:
  0%, 11/15/18 Aaa   105,000,000  24,208
  0%, 2/15/19 Aaa   112,000,000  25,383
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,610)    96,687
REPURCHASE AGREEMENTS - 15.0%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 216,504 $ 216,469
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,271,333)   $ 1,443,853
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
(1.) Non-income producing
(2.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,926,000 or 0.3% of net assets.
(4.) Purchased on an installment basis. Market value reflects only those payments made through November 30, 1995. The remaining installment for Canadian National Railway, aggregating CAD 148,000, is due November 26, 1996. The remaining installments for Petro-Canada, aggregating CAD 462,000, are due September 23, 1996 and March 24, 1997.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 6.7% AAA, AA, A 6.7%
Baa 0.1% BBB  0.0%
Ba 0.2% BB  0.6%
B 0.7% B  0.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.2%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,272,950,000. Net unrealized appreciation aggregated $170,903,000 of which $177,874,000 related to appreciated investment securities and $6,971,000 related to depreciated investment securities.
The fund hereby designates $1,676,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 1,443,853
agreements of $216,469) (cost $1,271,333) -
See accompanying schedule

Receivable for investments sold                                                  14,918

Receivable for fund shares sold                                                  10,562

Dividends receivable                                                             2,292

Interest receivable                                                              1,155

Other receivables                                                                168

 TOTAL ASSETS                                                                    1,472,948

LIABILITIES

Payable for investments purchased                                    $ 21,736

Payable for fund shares redeemed                                      1,875

Accrued management fee                                                572

Other payables and accrued expenses                                   1,157

 TOTAL LIABILITIES                                                               25,340

NET ASSETS                                                                      $ 1,447,608

Net Assets consist of:

Paid in capital                                                                 $ 1,232,345

Undistributed net investment income                                              4,024

Accumulated undistributed net realized gain (loss) on                            38,720
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    172,519
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 1,447,608

CALCULATION OF MAXIMUM OFFERING PRICE                                            $19.95
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($880,054 (divided by) 44,118 shares)

Maximum offering price per share (100/95.25 of $19.95)                           $20.94

CLASS B:                                                                         $19.90
NET ASSET VALUE and offering price per share
 ($270,101 (divided by) 13,575 shares) A

INSTITUTIONAL CLASS:                                                             $20.09
NET ASSET VALUE, offering price and redemption price
 per share ($297,453 (divided by) 14,809 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                     $ 17,324
Dividends

Interest                                                               10,422

 TOTAL INCOME                                                          27,746

EXPENSES                                                   $ 4,257
Management fee

Transfer agent fees                                         1,069
Class A

 Class B                                                    340

 Institutional Class                                        363

Distribution fees                                           3,050
Class A

 Class B                                                    1,329

Accounting fees and expenses                                405

Non-interested trustees' compensation                       8

Custodian fees and expenses                                 47

Registration fees                                           236
Class A

 Class B                                                    58

 Institutional Class                                        73

Audit                                                       50

Legal                                                       5

Interest                                                    3

Reports to shareholders                                     13

Miscellaneous                                               1

 Total expenses before reductions                           11,307

 Expense reductions                                         (90)       11,217

NET INVESTMENT INCOME                                                  16,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      41,102

 Foreign currency transactions                              (2)        41,100

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      162,835

 Assets and liabilities in foreign currencies               1          162,836

NET GAIN (LOSS)                                                        203,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 220,465
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 16,529        $ 6,375
Net investment income

 Net realized gain (loss)                                  41,100          27,731

 Change in net unrealized appreciation (depreciation)      162,836         (12,717)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           220,465         21,389
FROM OPERATIONS

Distributions to shareholders                              (6,671)         (1,149)
From net investment income
 Class A

  Class B                                                  (1,442)         (65)

  Institutional Class                                      (5,881)         (3,609)

 From net realized gain                                    (3,300)         -
 Class A

  Class B                                                  (681)           -

  Institutional Class                                      (3,529)         -

 TOTAL DISTRIBUTIONS                                       (21,504)        (4,823)

Share transactions - net increase (decrease)               836,240         162,377

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,035,201       178,943

NET ASSETS

 Beginning of period                                       412,407         233,464

 End of period (including undistributed net investment    $ 1,447,608     $ 412,407
income of $4,024 and $1,347, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                 YEARS ENDED NOVEMBER 30,

                                                 1995                       1994 F      1993       1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 15.96                    $ 14.86     $ 12.86    $ 12.37

Income from Investment Operations

 Net investment income                            .31                        .28 D       .33        .13

 Net realized and unrealized gain (loss)          4.26                       1.03        1.97       .47

 Total from investment operations                 4.57                       1.31        2.30       .60

Less Distributions

 From net investment income                       (.30)                      (.21)       (.30)      (.11)

 From net realized gain                           (.28)                      -           -          -

 Total distributions                              (.58)                      (.21)       (.30)      (.11)

Net asset value, end of period                   $ 19.95                    $ 15.96     $ 14.86    $ 12.86

TOTAL RETURN B, C                                 29.46                      8.84%       18.03%     4.88%
                                                 %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 880,054                  $ 179,501   $ 42,326   $ 1,462

Ratio of expenses to average net assets           1.48                       1.67%       1.77%      1.55%
                                                 %                                                 A

Ratio of expenses to average net assets after     1.47                       1.64%       1.77%      1.55%
expense reductions                               %                                                 A

Ratio of net investment income to average         1.78                       1.69%       2.02%      3.39%
net assets                                       %                                                 A

Portfolio turnover                                80                         140%        120%       51%
                                                 %


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED NOVEMBER
                                                                    30,

                                                                    1995                    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.94                 $ 15.21

Income from Investment Operations

 Net investment income                                               .26                     .08 D

 Net realized and unrealized gain (loss)                             4.23                    .72

 Total from investment operations                                    4.49                    .80

Less Distributions

 From net investment income                                          (.25)                   (.07)

 From net realized gain                                              (.28)                   -

 Total distributions                                                 (.53)                   (.07)

Net asset value, end of period                                      $ 19.90                 $ 15.94

TOTAL RETURN B, C                                                    28.95%                  5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 270,101               $ 35,373

Ratio of expenses to average net assets                              1.85%                   2.24%
                                                                                            A

Ratio of expenses to average net assets after expense reductions     1.84%                   2.18%
                                                                                            A

Ratio of net investment income to average net assets                 1.41%                   1.15%
                                                                                            A

Portfolio turnover                                                   80%                     140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                  YEARS ENDED NOVEMBER 30,

                                  1995                       1994 D      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 16.07                    $ 14.93     $ 12.88     $ 11.08     $ 9.52
of period

Income from Investment
Operations

 Net investment income             .45                        .41 C       .39         .49         .63 E

 Net realized and unrealized       4.28                       1.05        2.02        1.79        1.52
 gain (loss)

 Total from investment             4.73                       1.46        2.41        2.28        2.15
 operations

Less Distributions

 From net investment income        (.43)                      (.32)       (.36)       (.48)       (.59)

 From net realized gain            (.28)                      -           -           -           -

 Total distributions               (.71)                      (.32)       (.36)       (.48)       (.59)

Net asset value, end of period    $ 20.09                    $ 16.07     $ 14.93     $ 12.88     $ 11.08

TOTAL RETURN A, B                  30.43                      9.82%       18.90%      20.91%      22.97%
                                  %

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 297,453                  $ 197,533   $ 191,138   $ 139,391   $ 168,590
(000 omitted)

Ratio of expenses to average       .74                        .73%        .80%        .79%        .77%
net assets                        %

Ratio of expenses to average       .73                        .71%        .79%        .71%        .67%
net assets after expense          %
reductions

Ratio of net investment income     2.52                       2.62%       3.00%       3.77%       5.66%
to average net assets             %

Portfolio turnover                 80                         140%        120%        51%         91%
                                  %


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E INCLUDES $0.04 PER SHARE FROM FOREIGN TAXES RECOVERED.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,274,516,000 and $589,204,000, respectively, of which U.S. government and government agency obligations aggregated $118,801,000 and $45,630,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $3,050,000 and $1,329,000 under the Class A Plan and Class B Plan, respectively, of which $2,340,000 and $332,000, respectively, were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares and providing shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $10,584,000 on sales of Class A shares of the fund, of which $8,907,000 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within five years of purchase. The charge is based on a declining scale that ranges from 4% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $127,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved revised transfer agent contracts pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23%,
 .25% and .15% of average net assets for Class A, Class B and Institutional Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $557,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,410,000. The weighted average interest rate was 6.4%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $90,000 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
AMOUNTS IN THOUSANDS  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   NOVEMBER 30, NOVEMBER 30,
NOVEMBER 30, NOVEMBER 30,
 1995 1994 A 1995 1994 A
CLASS A
Shares sold  38,362  11,106 $ 688,702 $ 175,899
Reinvestment of distributions  550  66  9,311  1,041
Shares redeemed  (6,039)  (2,775)  (108,467)  (43,122)
Net increase (decrease)  32,873  8,397 $ 589,546 $ 133,818
CLASS B
Shares sold  11,926  2,286 $ 213,878 $ 36,859
Reinvestment of distributions  114  4  1,932  60
Shares redeemed  (684)  (71)  (12,443)  (1,147)
Net increase (decrease)  11,356  2,219 $ 203,367 $ 35,772
INSTITUTIONAL CLASS
Shares sold  5,922  6,423 $ 104,505 $ 103,045
Reinvestment of distributions  331  78  5,439  1,233
Shares redeemed  (3,735)  (7,013)  (66,617)  (111,491)
Net increase (decrease)  2,518  (512) $ 43,327 $ (7,213)
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years then ended and for the period September 10, 1992 (commencement of sales of Class A shares) to November 30, 1992 (Class A) and for the one year then ended and for the period June 30, 1994 (commencement of sales of Class B shares) to November 30, 1994 (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years then ended and for the period September 10, 1992 (commencement of sales of Class A shares) to November 30, 1992 (Class A) and for the one year then ended and for the period June 30, 1994 (commencement of sales of Class B shares) to November 30, 1994 (Class B), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A 12/26/95 12/22/95 $.10 $.40
CLASS A 1/8/96 1/5/96 $- $.06
CLASS B 12/26/95 12/22/95 $.08 $.40
CLASS B 1/8/96 1/5/96 $- $.06
INSTITUTIONAL CLASS 12/26/95 12/22/95 $.13 $.40
INSTITUTIONAL CLASS 1/8/96 1/5/96 $- $.06
A total of 6.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 92% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bettina Doulton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
Boston, MA - Class A
Fidelity Investments Institutional
Operations Company
Boston, MA - Class B
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

EQUITY INCOME FUND -
INSTITUTIONAL CLASS
ANNUAL REPORT
NOVEMBER 30, 1995
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     22   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    33   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            34


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE



DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR EQUITY INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain expenses, the past five and 10 year total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995                    PAST 1   PAST 5    PAST 10
                                                   YEAR     YEARS     YEARS

Advisor Equity Income Fund - Institutional Class   30.43%   153.21%   268.37%

S&P 500(registered trademark)                      36.98%   117.34%   311.99%

Average Equity Income Fund                         27.94%   102.31%   212.38%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one, five, or 10 years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the Institutional Class' returns to the performance of the Standard &
Poor's Composite Index of 500 stocks - a common proxy for the U.S. stock market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the average equity income fund, which reflects the performance of 122 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1995                    PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Advisor Equity Income Fund - Institutional Class   30.43%   20.42%   13.93%

S&P 500(registered trademark)                      36.98%   16.80%   15.21%

Average Equity Income Fund                         27.94%   14.97%   11.72%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER TEN YEARS
              FA Eq Inc Cl I (080)   S&P 500
     11/30/85             10000.00    10000.00
     12/31/85             10351.46    10484.00
     01/31/86             10544.87    10542.71
     02/28/86             11231.64    11331.31
     03/31/86             11904.66    11963.59
     04/30/86             11834.37    11828.40
     05/31/86             11869.67    12457.67
     06/30/86             12029.24    12668.21
     07/31/86             11565.89    11960.06
     08/31/86             12263.60    12847.49
     09/30/86             11688.18    11785.00
     10/31/86             12203.04    12465.00
     11/30/86             12348.10    12767.90
     12/31/86             12156.59    12442.32
     01/31/87             13350.89    14118.30
     02/28/87             13752.12    14675.97
     03/31/87             14003.99    15100.11
     04/30/87             13821.72    14965.72
     05/31/87             13750.58    15095.92
     06/30/87             14148.11    15858.26
     07/31/87             14557.91    16662.27
     08/31/87             14959.15    17283.78
     09/30/87             14607.90    16905.26
     10/31/87             11960.41    13263.87
     11/30/87             11449.46    12170.93
     12/31/87             11884.61    13097.13
     01/31/88             12697.44    13648.52
     02/29/88             13316.83    14284.54
     03/31/88             13142.59    13843.15
     04/30/88             13330.34    13996.81
     05/31/88             13493.98    14118.58
     06/30/88             14266.15    14766.63
     07/31/88             14240.67    14710.51
     08/31/88             13958.93    14210.36
     09/30/88             14371.39    14815.72
     10/31/88             14630.56    15227.59
     11/30/88             14539.45    15009.84
     12/31/88             14644.95    15272.51
     01/31/89             15583.39    16390.46
     02/28/89             15450.54    15982.34
     03/31/89             15757.68    16354.72
     04/30/89             16334.84    17203.54
     05/31/89             16725.69    17900.28
     06/30/89             16793.35    17798.25
     07/31/89             17853.98    19405.43
     08/31/89             18086.20    19785.77
     09/30/89             17852.92    19704.65
     10/31/89             16874.11    19247.51
     11/30/89             17095.78    19640.15
     12/31/89             17344.72    20111.52
     01/31/90             16247.94    18762.04
     02/28/90             16276.95    19004.07
     03/31/90             16276.95    19507.67
     04/30/90             15646.97    19019.98
     05/31/90             16677.35    20874.43
     06/30/90             16603.42    20732.48
     07/31/90             16335.87    20666.14
     08/31/90             15095.36    18797.92
     09/30/90             13953.82    17882.46
     10/31/90             13636.68    17805.57
     11/30/90             14547.82    18955.81
     12/31/90             14868.10    19484.67
     01/31/91             15624.63    20334.21
     02/28/91             16741.78    21788.10
     03/31/91             17008.96    22315.37
     04/30/91             17008.56    22368.93
     05/31/91             17940.03    23335.27
     06/30/91             17116.62    22266.51
     07/31/91             18053.36    23304.13
     08/31/91             18435.72    23856.44
     09/30/91             18340.20    23458.04
     10/31/91             18645.77    23772.38
     11/30/91             17889.65    22814.35
     12/31/91             19300.24    25424.31
     01/31/92             19494.54    24951.42
     02/29/92             20096.84    25275.79
     03/31/92             19770.33    24782.91
     04/30/92             20474.97    25511.53
     05/31/92             20655.72    25636.53
     06/30/92             20425.74    25254.55
     07/31/92             20956.28    26287.46
     08/31/92             20458.76    25748.57
     09/30/92             20625.80    26052.40
     10/31/92             20876.68    26143.58
     11/30/92             21629.84    27035.08
     12/31/92             22184.64    27367.61
     01/31/93             22858.60    27597.50
     02/28/93             23450.29    27972.82
     03/31/93             24228.79    28563.05
     04/30/93             24144.05    27871.82
     05/31/93             24535.70    28618.79
     06/30/93             24792.42    28701.78
     07/31/93             25135.23    28586.98
     08/31/93             26045.69    29670.42
     09/30/93             25890.66    29441.96
     10/31/93             26200.73    30051.41
     11/30/93             25718.40    29765.92
     12/31/93             26355.76    30126.09
     01/31/94             27596.03    31150.38
     02/28/94             26906.99    30306.20
     03/31/94             25760.28    28984.85
     04/30/94             26662.32    29355.86
     05/31/94             26870.48    29837.29
     06/30/94             26710.57    29106.28
     07/31/94             27636.44    30060.97
     08/31/94             29103.86    31293.46
     09/30/94             28629.97    30526.77
     10/31/94             29192.37    31213.63
     11/30/94             28243.31    30076.83
     12/31/94             28331.63    30522.87
     01/31/95             28781.91    31314.32
     02/28/95             29808.55    32534.64
     03/31/95             30802.24    33494.74
     04/30/95             31637.18    34481.16
     05/31/95             32544.73    35859.37
     06/30/95             32999.62    36692.39
     07/31/95             34222.50    37909.11
     08/31/95             34642.30    38004.26
     09/30/95             35736.83    39608.04
     10/31/95             35351.78    39466.64
     11/30/95             36836.99    41199.22

$10,000 OVER TEN YEARS: Let's say you invested $10,000 in Fidelity Advisor Equity Income Fund - Institutional Class on November 30, 1985. As the chart shows, by November 30, 1995, the value of your investment would have grown to $36,837 - a 268.37% increase on your initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $41,199 - a 311.99% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
growth in the long run and
volatility in the short run. In
turn, the share price and
return of a fund that invests in
stocks will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Strong corporate earnings and a
favorable interest rate
environment helped the U.S.
stock market post robust returns
for the 12 months ended
November 30, 1995. The Standard
& Poor's Composite Index of 500
Stocks finished the 12-month
period with a total return of
36.98% (including reinvested
dividends) - well above its
historical annual average of
roughly 12%. With inflation posing
little threat, interest rates fell
during the first half of 1995. The
Federal Reserve Board cut the fed
funds rate - the rate banks
charge each other for overnight
loans - by 0.25% on July 6 to
5.75%. Large-capitalization
stocks led the rally, with the weak
dollar helping to bolster overseas
business. Technology companies
posted the strongest earnings
growth and stock price gain,
although they faltered somewhat
in October and November. Lower
interest rates and continued
merger and acquisition activity
helped financial stocks perform well.
In November, the Dow Jones
Industrial Average closed above
5000 for the first time. Returns from
foreign markets suffered as
investors brought capital back to the
U.S. The Morgan Stanley Emerging
Markets Free Index was down
16.52% for the 12 months ended
November 30. The Morgan
Stanley EAFE (Europe, Australia,
Far East) Index was up 7.57% for
the year ended November 30.
European markets have fared well
through the first 11 months of
1995, while the Japanese market
recently has shown signs of
recovery.
An interview with Bettina Doulton, Portfolio Manager of Fidelity Advisor Equity Income Fund
Q. BETTINA, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended November 30, 1995, Fidelity Advisor Equity Income Fund - Institutional Class returned 30.43%. That beat the 27.94% return for the average equity income fund tracked by Lipper Analytical Services.
Q. WHAT HELPED THE FUND PERFORM BETTER THAN THE LIPPER AVERAGE?
A. The fund's performance came from a number of sectors, including finance and telephone utilities, as well as from some of the larger holdings, including the fund's largest investment, Philip Morris. This company's business was propelled by gains in market share for its Marlboro brand domestically, and by increased volumes and profits in its international tobacco business.
Q. LET'S TAKE A LOOK AT YOUR INVESTMENTS IN THE FINANCE SECTOR. WHICH STOCKS HAVE TURNED OUT WELL?
A. The fund's finance investments are fairly diverse. I pick the stocks for the fund one-by-one, but many of the top performers over the past 12 months came from this sector. Among them, Citicorp benefited from growth in its emerging market credit card business. Fannie Mae - the Federal National Mortgage Association - was helped by improved business conditions, a strong supply of mortgages and widening spreads, such that profit growth was solid. And American Express, having restructured in order to reduce costs, posted strong and consistent earnings growth from improved marketing of its existing and new credit card products. Beyond that, some of the fund's insurance stocks - GenRe, American International Group, Aetna and CIGNA - contributed well to the fund's return.
Q. HOW ABOUT TELEPHONE UTILITIES?
A. I've owned several of the regional Bell operating companies (RBOCs), such as Ameritech, BellSouth, Bell Atlantic, NYNEX and SBC Communications. The regulatory environment is improving on a state-by-state basis, allowing these companies to focus more on profitability and competitiveness. They've also been able to improve revenues by offering value-added services, such as call waiting and caller identification, cellular services, and by adding access lines for computer modem use.
Q. WHICH STOCKS DIDN'T TURN OUT AS WELL AS YOU WOULD HAVE LIKED?
A. A couple of areas were disappointing. First, Wal-Mart struggled as it went through a major transition. It was upgrading and expanding its older, most profitable stores, converting them into so-called super centers, general merchandise stores with grocery stores attached. The negative impact on the company's profits associated with this process - as well as the difficult retail environment - was worse and more prolonged than anticipated. Second, despite better managing their account bases and internal operations, WMX Technologies and Browning-Ferris Industries - broadly based pollution control companies - were hurt by the weakening economy, such that the pace of revenue and profit growth was not as strong as expected.
Q. GENERAL ELECTRIC WAS ONE OF THE FUND'S TOP FIVE STOCKS AT THE END OF THE PERIOD. WHY WAS IT ATTRACTIVE TO YOU?
A. GE offered a diverse business portfolio, shareholder-oriented management and a consistent earnings history, qualities that appeared attractive given the economic climate. I felt the same way about Emerson Electric and Allied Signal. These companies - through geographical expansion and improvements in productivity - were able to sustain consistent earnings and free cash flow. I believed the economy was weakening to an extent that the relative performance expected from these companies would be rewarded.
Q. DOES THAT MEAN YOUR OUTLOOK IS COLORED BY CONCERNS FOR THE ECONOMY?
A. Yes it does. Economic indicators point out that the economy is slowing. Wages have been stagnant and consumers' disposable income is down. In addition, economies around the world also have slowed, leading me to believe that demand for U.S. exports will wane. To get the economy moving again, interest rates will have to decline, in part so that capital will flow back into the developing economies, believed to be a prime driver for future global economic growth, including U.S. exports. Given this economic backdrop, I have concerns about corporate profitability in 1996 and think it will be a tough investing environment. As a result, I'll be looking for companies with aspects to their business that will enable them to sustain good earnings growth despite a weakening economy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks to maintain a
yield which exceeds the
composite dividend of the S&P
500 stock index and consider
the potential for achieving
capital appreciation
START DATE: April 25, 1983
SIZE: as of November 30,
1995, more than $1.4 billion
MANAGER: Bettina Doulton,
since July 1993; joined Fidelity
in 1986
(checkmark)
BETTINA DOULTON ON THE
CONSUMER:
"Since consumer spending is
critical to how the U.S.
economy performs, a recent
trend in how people are paid
has me concerned.
Specifically, a greater
percentage of total
compensation has become
more cyclical, or subject to
economic influences. If you
look at recent wage
settlements, you'll see that
wage increases generally have
been low, with a greater
percentage of compensation
tied to profit sharing.
Essentially, employees have
a greater stake in corporate
profits, benefiting when
corporate profits are rising,
but pressured when corporate
profits are declining.
"Going into 1996, my concern is
that if overall profit growth
declines, incomes will suffer as
well, thus contributing to the
slowdown in end demand and
industrial activity."
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF NOVEMBER 30, 1995
                                        % OF FUND'S    % OF FUND'S
                                        INVESTMENTS    INVESTMENTS
                                                       IN THESE STOCKS
                                                       6 MONTHS AGO

Philip Morris Companies, Inc.           4.2            3.8

Federal National Mortgage Association   3.2            2.1

Citicorp                                2.0            1.1

General Electric Co.                    2.0            0.4

NYNEX Corp.                             1.9            1.5

TOP FIVE FIXED-INCOME SECURITIES AS OF NOVEMBER 30, 1995

(BY ISSUER, WITH MATURITIES OF MORE THAN ONE YEAR)   % OF FUND'S    % OF FUND'S
                                                     INVESTMENTS    INVESTMENTS
                                                                    IN THESE HOLDINGS
                                                                    6 MONTHS AGO

U.S. Treasury Obligations (various issues)           6.7            2.9

Viacom, Inc. 8%, 7/7/06                              0.3            0.7

Roche Holdings, Inc.
 liquid yield option notes 0%, 4/20/10               0.2            0.5

Tenet Healthcare Corp. (various issues)              0.2            0.0

Westpoint Stevens, Inc. (various issues)             0.1            0.2


TOP FIVE MARKET SECTORS AS OF NOVEMBER 30, 1995
                                   % OF FUND'S    % OF FUND'S
                                   INVESTMENTS    INVESTMENTS
                                                  IN THESE MARKET
                                                  SECTORS
                                                  6 MONTHS AGO

Finance                            18.2           15.3

Nondurables                        8.9            9.0

Utilities                          7.2            6.0

Industrial Machinery & Equipment   6.4            7.2

Health                             6.1            4.9

ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 * AS OF MAY 31, 1995 **
Row: 1, Col: 1, Value: 15.0
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 7.5
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 35.6
Row: 1, Col: 1, Value: 12.8
Row: 1, Col: 2, Value: 2.4
Row: 1, Col: 3, Value: 4.2
Row: 1, Col: 4, Value: 30.6
Row: 1, Col: 5, Value: 50.0
Stocks  76.6%
Bonds 7.5%
Convertible
securities 0.9%
Short-term
investments 15.0%
FOREIGN
INVESTMENTS 3.6%
Stocks 81.6%
Bonds 4.2%
Convertible
securities 1.4%
Short-term
investments 12.8%
FOREIGN
INVESTMENTS 5.2%
*
**
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investments in Securities


COMMON STOCKS - 76.6%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 5.8%
AEROSPACE & DEFENSE - 3.1%
Alliant Techsystems, Inc. (a)  125,900 $ 6,452
Boeing Co.   96,000  6,996
General Motors Corp. Class H   28,100  1,335
Lockheed Martin Corp.   92,533  6,790
McDonnell Douglas Corp.   92,000  8,200
Rockwell International Corp.   202,300  9,913
Sundstrand Corp.   44,100  2,855
Thiokol Corp.   74,300  2,517
  45,058
DEFENSE ELECTRONICS - 1.9%
Litton Industries, Inc. (a)  174,900  7,849
Loral Corp.   138,700  4,698
Raytheon Co.   345,000  15,353
  27,900
SHIP BUILDING & REPAIR - 0.8%
General Dynamics Corp.   185,600  11,066
TOTAL AEROSPACE & DEFENSE   84,024
BASIC INDUSTRIES - 5.3%
CHEMICALS & PLASTICS - 4.1%
du Pont (E.I.) de Nemours & Co.   179,500  11,935
Ethyl Corp.   95,600  1,195
Great Lakes Chemical Corp.   51,700  3,677
Hercules, Inc.   170,900  9,378
Minnesota Mining & Manufacturing Co.   119,000  7,795
Monsanto Co.   44,200  5,061
Nalco Chemical Co.   114,500  3,507
Raychem Corp.   78,300  4,072
Schulman (A.), Inc.   17,200  325
Union Carbide Corp.   293,800  11,642
  58,587
IRON & STEEL - 0.2%
Nucor Corp.   63,900  3,187
METALS & MINING - 0.7%
Alcan Aluminium Ltd.   145,086  4,838
Aluminum Co. of America  99,400  5,815
  10,653
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
BASIC INDUSTRIES - CONTINUED
PAPER & FOREST PRODUCTS - 0.3%
James River Corp. of Virginia  112,600 $ 3,547
TOTAL BASIC INDUSTRIES   75,974
CONGLOMERATES - 3.5%
Allied-Signal, Inc.   225,000  10,631
ITT Corp.   76,600  9,393
Tyco International Ltd.   522,124  16,382
United Technologies Corp.   144,800  13,575
  49,981
CONSTRUCTION & REAL ESTATE - 0.4%
BUILDING MATERIALS - 0.2%
Cooper Cameron Corp. (a)  51,509  1,339
Sherwin-Williams Co.   63,000  2,496
  3,835
CONSTRUCTION - 0.1%
American Homestar Corp. (a)  50,000  963
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Cali Realty Corp.  6,700  133
CenterPoint Properties Corp.   16,712  372
Starwood Lodging Trust combined certificate (SBI)   33,100  914
  1,419
TOTAL CONSTRUCTION & REAL ESTATE   6,217
DURABLES - 2.4%
AUTOS, TIRES, & ACCESSORIES - 1.8%
Chrysler Corp.   88,000  4,565
Dana Corp.   128,200  3,750
General Motors Corp.   216,963  10,523
Johnson Controls, Inc.   13,300  921
PACCAR, Inc.   19,000  831
SPX Corp.   84,900  1,369
Snap-on Tools Corp.   92,300  4,084
  26,043
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
DURABLES - CONTINUED
CONSUMER ELECTRONICS - 0.4%
Whirlpool Corp.   109,300 $ 6,066
TEXTILES & APPAREL - 0.2%
Adidas AG (a)(c)  5,500  293
Adidas AG (a)  200  12
Westpoint Stevens, Inc. Class A  87,400  1,573
  1,878
TOTAL DURABLES   33,987
ENERGY - 5.1%
ENERGY SERVICES - 1.3%
Baker Hughes, Inc.   115,000  2,343
Dresser Industries, Inc.   6,400  152
Halliburton Co.   36,800  1,596
Helmerich & Payne, Inc.   18,200  496
McDermott International, Inc.   95,400  1,729
Schlumberger Ltd.   200,000  12,700
  19,016
OIL & GAS - 3.8%
Amerada Hess Corp.   260,000  12,350
British Petroleum PLC:
 Ord.   1,751  15
  ADR  265,166  25,357
Canada Occidental Petroleum Ltd.  50,000  1,745
Coastal Corp. (The)  114,300  3,800
Kerr-McGee Corp.   32,300  1,869
Occidental Petroleum Corp.   303,000  6,704
Petro-Canada 1st Installment Receipt (a)(d)  54,400  300
Total SA:
Class B  39,757  2,444
 sponsored ADR  21,003  648
  55,232
TOTAL ENERGY   74,248
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - 18.2%
BANKS - 6.7%
Bank of Boston Corp.   108,590 $ 5,036
Chase Manhattan Corp.   65,060  3,960
Chemical Banking Corp.   193,500  11,610
Citicorp  414,800  29,347
First Bank System, Inc.   57,300  2,958
First Interstate Bancorp  118,100  15,825
First Union Corp.   138,174  7,548
Fleet Financial Group, Inc.   71,103  2,969
KeyCorp.   128,100  4,724
NationsBank Corp.   128,500  9,172
Shawmut National Corp.   86,800  3,255
  96,404
CREDIT & OTHER FINANCE - 2.0%
American Express Co.   608,025  25,841
Countrywide Credit Industries, Inc.   12,000  264
Greenpoint Financial Corp.   57,100  1,499
Household International, Inc.   14,516  907
  28,511
FEDERAL SPONSORED CREDIT - 4.2%
Federal Home Loan Mortgage Corporation  171,700  13,220
Federal National Mortgage Association  420,900  46,089
Student Loan Marketing Association  28,000  1,964
  61,273
INSURANCE - 5.2%
Aetna Life & Casualty Co.   178,000  13,062
Allmerica Financial Corp. (a)  2,500  65
Allstate Corp.   262,900  10,779
American International Group, Inc.   118,200  10,608
CIGNA Corp.   98,400  10,824
General Re Corp.   81,900  12,254
Loews Corp.   74,600  11,451
Prudential Reinsurance Holdings, Inc.  60,700  1,267
Travelers, Inc. (The)  83,033  4,940
  75,250
SAVINGS & LOANS - 0.1%
Charter One Financial Corp.   43,300  1,386
TOTAL FINANCE   262,824
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 5.7%
DRUGS & PHARMACEUTICALS - 3.7%
Allergan, Inc.   117,800 $ 3,652
American Home Products Corp.   131,900  12,035
Bristol-Myers Squibb Co.   206,300  16,556
Phamracia & Upjohn, Inc.   308,600  11,071
Schering-Plough Corp.   36,100  2,071
SmithKline Beecham PLC ADR  164,200  8,744
  54,129
MEDICAL EQUIPMENT & SUPPLIES - 1.3%
Baxter International, Inc.   317,600  13,339
I-Stat Corp. (a)  46,500  1,616
Nellcor, Inc. (a)  58,128  3,342
  18,297
MEDICAL FACILITIES MANAGEMENT - 0.7%
Columbia/HCA Healthcare Corp.   163,600  8,446
U.S. Healthcare, Inc.   42,900  1,952
  10,398
TOTAL HEALTH   82,824
INDUSTRIAL MACHINERY & EQUIPMENT - 6.4%
ELECTRICAL EQUIPMENT - 2.8%
Emerson Electric Co.   146,400  11,419
General Electric Co.   423,600  28,487
Philips Electronics NV  13,700  536
  40,442
INDUSTRIAL MACHINERY & EQUIPMENT - 1.9%
Caterpillar, Inc.   100,800  6,187
Cooper Industries, Inc.   74,507  2,720
Deere & Co.   350,400  11,519
Ingersoll-Rand Co.   179,000  6,869
Varity Corp. (a)  14,900  577
  27,872
POLLUTION CONTROL - 1.7%
Browning-Ferris Industries, Inc.   426,200  12,839
WMX Technologies, Inc.   366,500  10,812
  23,651
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   91,965
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.6%
BROADCASTING - 0.9%
Viacom, Inc. Class B (non-vtg.) (a)  258,807 $ 12,487
PUBLISHING - 0.6%
Knight-Ridder, Inc.   64,600  4,167
Meredith Corp.   67,100  2,642
Times Mirror Co. Class A  67,900  2,207
  9,016
RESTAURANTS - 0.1%
Darden Restaurants, Inc.   102,100  1,187
TOTAL MEDIA & LEISURE   22,690
NONDURABLES - 8.8%
BEVERAGES - 1.9%
Anheuser-Busch Companies, Inc.   112,300  7,440
PepsiCo, Inc.   355,000  19,614
  27,054
FOODS - 0.7%
ConAgra, Inc.   92,700  3,696
Dole Food, Inc.   62,400  2,348
Kellogg Co.   24,200  1,848
Nabisco Holdings Class A  72,200  2,040
  9,932
HOUSEHOLD PRODUCTS - 1.4%
Avon Products, Inc.   146,900  10,669
Colgate-Palmolive Co.   55,100  4,036
First Brands Corp.   85,400  3,907
Rubbermaid, Inc.   74,000  2,035
  20,647
TOBACCO - 4.8%
Imasco Ltd.   52,700  949
Philip Morris Companies, Inc.   696,700  61,135
RJR Nabisco Holdings Corp.   137,280  3,998
UST, Inc.   119,200  3,889
  69,971
TOTAL NONDURABLES   127,604
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 2.0%
APPAREL STORES - 0.4%
Limited, Inc. (The)  354,500 $ 6,337
GENERAL MERCHANDISE STORES - 1.3%
Dayton Hudson Corp.   22,000  1,598
May Department Stores Co. (The)  7,200  313
Sears, Roebuck & Co.   128,600  5,064
Wal-Mart Stores, Inc.   493,700  11,849
  18,824
GROCERY STORES - 0.3%
Great Atlantic & Pacific Tea Co., Inc.   97,800  2,139
Vons Companies, Inc.  (a)  71,500  1,895
  4,034
TOTAL RETAIL & WHOLESALE   29,195
SERVICES - 0.3%
ADT Ltd. (a)  209,400  2,931
National Service Industries, Inc.   29,400  956
  3,887
TECHNOLOGY - 2.5%
COMMUNICATIONS EQUIPMENT - 0.0%
Westell Technologies  900  12
COMPUTERS & OFFICE EQUIPMENT - 1.8%
International Business Machines Corp.   102,600  9,914
Pitney Bowes, Inc.   348,100  15,577
  25,491
COMPUTER SERVICES & SOFTWARE - 0.0%
Objective Systems Integrators  1,000  19
ELECTRONICS - 0.7%
AMP, Inc.   211,100  8,468
Thomas & Betts Corp.   20,600  1,512
  9,980
TOTAL TECHNOLOGY   35,502
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - 1.4%
RAILROADS - 1.3%
Burlington Northern Santa Fe Corp.   186,826 $ 15,063
Canadian National Railway Co. 1st Installment Receipt (d)  13,800  209
CSX Corp.   46,700  4,092
  19,364
TRUCKING & FREIGHT - 0.1%
Roadway Services, Inc.   31,400  1,578
TOTAL TRANSPORTATION   20,942
UTILITIES - 7.2%
TELEPHONE SERVICES - 7.2%
Ameritech Corp.  328,100  18,046
Bell Atlantic Corp.   253,100  15,945
BellSouth Corp.   491,200  19,095
Koninklijke PPT Nederland  63,300  2,257
Koninklijke PPT Nederland (c)  15,500  553
NYNEX Corp.   563,100  27,943
Pacific Telesis Group  91,500  2,745
SBC Communications, Inc.   259,000  13,986
Southern New England Telecommunications Corp.   78,300  2,838
  103,408
TOTAL COMMON STOCKS
(Cost $937,791)   1,105,272
PREFERRED STOCKS - 0.6%
CONVERTIBLE PREFERRED STOCKS - 0.6%
BASIC INDUSTRIES - 0.1%
PAPER & FOREST PRODUCTS - 0.1%
James River Corp. of Virginia cumulative, Series P  80,600  2,417
ENERGY - 0.5%
OIL & GAS - 0.5%
Atlantic Richfield Co. exchangeable $0.5575  92,100  2,303
Occidental Petroleum Corp. Indexed $3.00 (a)  70,000  4,620
  6,923
PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 0.0%
PUBLISHING - 0.0%
Taylor, J.N. Holdings Ltd. 9 1/2% (a)  50,000 $ -
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.  118  5
TOTAL CONVERTIBLE PREFERRED STOCKS   9,345
NONCONVERTIBLE PREFERRED STOCKS - 0.0%
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc.  193  4
TOTAL PREFERRED STOCKS
(Cost $9,732)   9,349
CORPORATE BONDS - 1.1%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED) AMOUNT
CONVERTIBLE BONDS - 0.3%
CONSTRUCTION & REAL ESTATE - 0.0%
REAL ESTATE INVESTMENT TRUSTS - 0.0%
Liberty Property exchangeable 8%, 7/1/01  - $ 115,000  114
HEALTH - 0.2%
DRUGS & PHARMACEUTICALS - 0.2%
Roche Holdings, Inc. liquid yield option notes
0%, 4/20/10 (c)  -  6,000,000  2,618
PRECIOUS METALS - 0.1%
Pegasus Gold, Inc. euro
6 1/4%, 4/30/02 (c)  Baa3  430,000  462
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S)
CONVERTIBLE BONDS - CONTINUED
SERVICES - 0.0%
ADT Operations, Inc. liquid yield option notes
0%, 7/6/10  Ba3 $ 960,000 $ 460
UTILITIES - 0.0%
GAS - 0.0%
SFP Pipeline Holdings, Inc. exchangeable
0%, 8/15/10 (b)  Baa3  120,000  151
TOTAL CONVERTIBLE BONDS   3,805
NONCONVERTIBLE BONDS - 0.8%
AEROSPACE & DEFENSE - 0.0%
DEFENSE ELECTRONICS - 0.0%
Tracor, Inc. 10 7/8%, 8/15/01  B2  230,000  237
BASIC INDUSTRIES - 0.1%
PACKAGING & CONTAINERS - 0.0%
Owens Illinois, Inc. 10 1/4%, 4/1/99  B2  160,000  164
PAPER & FOREST PRODUCTS - 0.1%
Stone Container Corp. 9 7/8%, 2/1/01  B1  1,240,000  1,203
TOTAL BASIC INDUSTRIES   1,367
DURABLES - 0.1%
TEXTILES & APPAREL - 0.1%
Westpoint Stevens, Inc. :
8 3/4%, 12/15/01  B1  540,000  551
 9 3/8%, 12/15/05  B3  1,250,000  1,262
  1,813
FINANCE - 0.0%
BANKS - 0.0%
Signet Banking Corp. (b):
 6%, 5/15/97   Baa2  180,000  179
  6 1/8%, 4/15/98   Baa2  100,000  99
  278
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED) AMOUNT (000S)
NONCONVERTIBLE BONDS - CONTINUED
HEALTH - 0.2%
MEDICAL FACILITIES MANAGEMENT - 0.2%
Tenet Healthcare Corp.:
9 5/8%, 9/1/02  Ba2 $ 540,000 $ 586
 8 5/8%, 12/1/03  Ba2  1,940,000  2,008
  2,594
MEDIA & LEISURE - 0.3%
BROADCASTING - 0.3%
Viacom, Inc. 8%, 7/7/06  B1  4,870,000  4,943
NONDURABLES - 0.1%
BEVERAGES - 0.1%
Canandaigua Wine, Inc. 8 3/4%, 12/15/03  B1  1,000,000  990
UTILITIES - 0.0%
GAS - 0.0%
Columbia Gas System, Inc. 6.39%, 11/18/00 . 48,000  49
TOTAL NONCONVERTIBLE BONDS   12,271
TOTAL CORPORATE BONDS
(Cost $14,731)   16,076
U.S. TREASURY OBLIGATIONS - 6.7%
 5 3/4%, 8/15/03 Aaa   12,500,000  12,518
 7 1/2%, 11/15/24 Aaa   2,370,000  2,771
 7 5/8%, 2/15/25 Aaa   15,430,000  18,354
 6 7/8%, 8/15/25 Aaa   12,230,000  13,453
 Stripped Principal:
  0%, 11/15/18 Aaa   105,000,000  24,208
  0%, 2/15/19 Aaa   112,000,000  25,383
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $92,610)    96,687
REPURCHASE AGREEMENTS - 15.0%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations) in a joint
trading account at 5.90%, dated
11/30/95 due 12/1/95  $ 216,504 $ 216,469
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,271,333)   $ 1,443,853
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
(1.) Non-income producing
(2.) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3.) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,926,000 or 0.3% of net assets.
(4.) Purchased on an installment basis. Market value reflects only those payments made through November 30, 1995. The remaining installment for Canadian National Railway, aggregating CAD 148,000, is due November 26, 1996. The remaining installments for Petro-Canada, aggregating CAD 462,000, are due September 23, 1996 and March 24, 1997.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 6.7% AAA, AA, A 6.7%
Baa 0.1% BBB  0.0%
Ba 0.2% BB  0.6%
B 0.7% B  0.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by either S&P or Moody's amounted to 0.2%
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $1,272,950,000. Net unrealized appreciation aggregated $170,903,000 of which $177,874,000 related to appreciated investment securities and $6,971,000 related to depreciated investment securities.
The fund hereby designates $1,676,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) NOVEMBER 30, 1995

ASSETS

Investment in securities, at value (including repurchase                        $ 1,443,853
agreements of $216,469) (cost $1,271,333) -
See accompanying schedule

Receivable for investments sold                                                  14,918

Receivable for fund shares sold                                                  10,562

Dividends receivable                                                             2,292

Interest receivable                                                              1,155

Other receivables                                                                168

 TOTAL ASSETS                                                                    1,472,948

LIABILITIES

Payable for investments purchased                                    $ 21,736

Payable for fund shares redeemed                                      1,875

Accrued management fee                                                572

Other payables and accrued expenses                                   1,157

 TOTAL LIABILITIES                                                               25,340

NET ASSETS                                                                      $ 1,447,608

Net Assets consist of:

Paid in capital                                                                 $ 1,232,345

Undistributed net investment income                                              4,024

Accumulated undistributed net realized gain (loss) on                            38,720
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                                    172,519
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                      $ 1,447,608

CALCULATION OF MAXIMUM OFFERING PRICE                                            $19.95
CLASS A:
NET ASSET VALUE, and redemption price per share
 ($880,054 (divided by) 44,118 shares)

Maximum offering price per share (100/95.25 of $19.95)                           $20.94

CLASS B:                                                                         $19.90
NET ASSET VALUE and offering price per share
 ($270,101 (divided by) 13,575 shares) A

INSTITUTIONAL CLASS:                                                             $20.09
NET ASSET VALUE, offering price and redemption price
 per share ($297,453 (divided by) 14,809 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                     $ 17,324
Dividends

Interest                                                               10,422

 TOTAL INCOME                                                          27,746

EXPENSES                                                   $ 4,257
Management fee

Transfer agent fees                                         1,069
Class A

 Class B                                                    340

 Institutional Class                                        363

Distribution fees                                           3,050
Class A

 Class B                                                    1,329

Accounting fees and expenses                                405

Non-interested trustees' compensation                       8

Custodian fees and expenses                                 47

Registration fees                                           236
Class A

 Class B                                                    58

 Institutional Class                                        73

Audit                                                       50

Legal                                                       5

Interest                                                    3

Reports to shareholders                                     13

Miscellaneous                                               1

 Total expenses before reductions                           11,307

 Expense reductions                                         (90)       11,217

NET INVESTMENT INCOME                                                  16,529

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      41,102

 Foreign currency transactions                              (2)        41,100

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      162,835

 Assets and liabilities in foreign currencies               1          162,836

NET GAIN (LOSS)                                                        203,936

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 220,465
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                      YEAR ENDED      YEAR ENDED
                                                          NOVEMBER 30,    NOVEMBER 30,
                                                          1995            1994

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 16,529        $ 6,375
Net investment income

 Net realized gain (loss)                                  41,100          27,731

 Change in net unrealized appreciation (depreciation)      162,836         (12,717)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           220,465         21,389
FROM OPERATIONS

Distributions to shareholders                              (6,671)         (1,149)
From net investment income
 Class A

  Class B                                                  (1,442)         (65)

  Institutional Class                                      (5,881)         (3,609)

 From net realized gain                                    (3,300)         -
 Class A

  Class B                                                  (681)           -

  Institutional Class                                      (3,529)         -

 TOTAL DISTRIBUTIONS                                       (21,504)        (4,823)

Share transactions - net increase (decrease)               836,240         162,377

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,035,201       178,943

NET ASSETS

 Beginning of period                                       412,407         233,464

 End of period (including undistributed net investment    $ 1,447,608     $ 412,407
income of $4,024 and $1,347, respectively)


FINANCIAL HIGHLIGHTS - CLASS A

                                                 YEARS ENDED NOVEMBER 30,

                                                 1995                       1994 F      1993       1992 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period             $ 15.96                    $ 14.86     $ 12.86    $ 12.37

Income from Investment Operations

 Net investment income                            .31                        .28 D       .33        .13

 Net realized and unrealized gain (loss)          4.26                       1.03        1.97       .47

 Total from investment operations                 4.57                       1.31        2.30       .60

Less Distributions

 From net investment income                       (.30)                      (.21)       (.30)      (.11)

 From net realized gain                           (.28)                      -           -          -

 Total distributions                              (.58)                      (.21)       (.30)      (.11)

Net asset value, end of period                   $ 19.95                    $ 15.96     $ 14.86    $ 12.86

TOTAL RETURN B, C                                 29.46                      8.84%       18.03%     4.88%
                                                 %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)          $ 880,054                  $ 179,501   $ 42,326   $ 1,462

Ratio of expenses to average net assets           1.48                       1.67%       1.77%      1.55%
                                                 %                                                 A

Ratio of expenses to average net assets after     1.47                       1.64%       1.77%      1.55%
expense reductions                               %                                                 A

Ratio of net investment income to average         1.78                       1.69%       2.02%      3.39%
net assets                                       %                                                 A

Portfolio turnover                                80                         140%        120%       51%
                                                 %


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD SEPTEMBER 10, 1992 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO NOVEMBER 30, 1992.
F EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION
OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED NOVEMBER
                                                                    30,

                                                                    1995                    1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 15.94                 $ 15.21

Income from Investment Operations

 Net investment income                                               .26                     .08 D

 Net realized and unrealized gain (loss)                             4.23                    .72

 Total from investment operations                                    4.49                    .80

Less Distributions

 From net investment income                                          (.25)                   (.07)

 From net realized gain                                              (.28)                   -

 Total distributions                                                 (.53)                   (.07)

Net asset value, end of period                                      $ 19.90                 $ 15.94

TOTAL RETURN B, C                                                    28.95%                  5.25%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 270,101               $ 35,373

Ratio of expenses to average net assets                              1.85%                   2.24%
                                                                                            A

Ratio of expenses to average net assets after expense reductions     1.84%                   2.18%
                                                                                            A

Ratio of net investment income to average net assets                 1.41%                   1.15%
                                                                                            A

Portfolio turnover                                                   80%                     140%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO NOVEMBER 30, 1994.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                  YEARS ENDED NOVEMBER 30,

                                  1995                       1994 D      1993        1992        1991

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 16.07                    $ 14.93     $ 12.88     $ 11.08     $ 9.52
of period

Income from Investment
Operations

 Net investment income             .45                        .41 C       .39         .49         .63 E

 Net realized and unrealized       4.28                       1.05        2.02        1.79        1.52
 gain (loss)

 Total from investment             4.73                       1.46        2.41        2.28        2.15
 operations

Less Distributions

 From net investment income        (.43)                      (.32)       (.36)       (.48)       (.59)

 From net realized gain            (.28)                      -           -           -           -

 Total distributions               (.71)                      (.32)       (.36)       (.48)       (.59)

Net asset value, end of period    $ 20.09                    $ 16.07     $ 14.93     $ 12.88     $ 11.08

TOTAL RETURN A, B                  30.43                      9.82%       18.90%      20.91%      22.97%
                                  %

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 297,453                  $ 197,533   $ 191,138   $ 139,391   $ 168,590
(000 omitted)

Ratio of expenses to average       .74                        .73%        .80%        .79%        .77%
net assets                        %

Ratio of expenses to average       .73                        .71%        .79%        .71%        .67%
net assets after expense          %
reductions

Ratio of net investment income     2.52                       2.62%       3.00%       3.77%       5.66%
to average net assets             %

Portfolio turnover                 80                         140%        120%        51%         91%
                                  %


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E INCLUDES $0.04 PER SHARE FROM FOREIGN TAXES RECOVERED.
NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Equity Income Fund (the fund) is a fund of Fidelity Advisor Series III(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days of their purchase date are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION.
The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, partnerships, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The fund may use foreign currency contracts to facilitate transactions in foreign securities and to manage the fund's currency exposure. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the fund's investments against currency fluctuations. Also, a contract to buy or sell can offset a previous contract. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having
2. OPERATING POLICIES -
CONTINUED
FORWARD FOREIGN CURRENCY
CONTRACTS - CONTINUED
the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission(the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,274,516,000 and $589,204,000, respectively, of which U.S. government and government agency obligations aggregated $118,801,000 and $45,630,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A Plan and Class B Plan, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .65% and 1.00% (of which
 .75% represents a distribution fee and .25% represents a shareholder service fee) of the average net assets of the Class A and Class B shares, respectively. Effective January 1, 1996, the Board of Trustees approved a revised Class A distribution plan. Under the revised plan, the fee is based on an annual rate of .50% of the average net assets of the Class A shares. For the period, the fund paid FDC $3,050,000 and $1,329,000 under the Class A Plan and Class B Plan, respectively, of which $2,340,000 and $332,000, respectively, were paid to securities dealers, banks and other financial institutions for the distribution of Class A and Class B shares and providing shareholder support services.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares of the fund. Effective January 1, 1996, the Board of Trustees approved a revised Class A sales charge. Under the revised arrangement, FDC receives a front-end sales charge of up to 3.50% for selling Class A shares of the fund. For the period, FDC received sales charges of $10,584,000 on sales of Class A shares of the fund, of which $8,907,000 was paid to securities dealers, banks, and other financial institutions. FDC also receives the proceeds of a contingent deferred sales charge levied on Class B shares redeemed within five years of purchase. The charge is based on a declining scale that ranges from 4% to 1% of the lesser of the original purchase price or the redemption proceeds of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received contingent deferred sales charges of $127,000 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT FEES. State Street Bank and Trust Company (State Street) is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A shares, while Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR (collectively, with State Street, referred to as the Transfer Agents) acts in that capacity for the fund's Class B and Institutional Class shares. During the period December 1, 1994 to December 31, 1994, the Transfer Agents received fees based on the type, size, number of accounts and the number of transactions made by the shareholders of the respective classes of the fund. Effective January 1, 1995, the Board of Trustees approved revised transfer agent contracts pursuant to which the Transfer Agents receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class A shares, State Street has delegated certain transfer, dividend paying, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .23%,
 .25% and .15% of average net assets for Class A, Class B and Institutional Class, respectively.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $557,000 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $5,410,000. The weighted average interest rate was 6.4%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $90,000 under this arrangement.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
AMOUNTS IN THOUSANDS  SHARES DOLLARS
 YEAR ENDED YEAR ENDED YEAR ENDED  YEAR ENDED   NOVEMBER 30, NOVEMBER 30,
NOVEMBER 30, NOVEMBER 30,
 1995 1994 A 1995 1994 A
CLASS A
Shares sold  38,362  11,106 $ 688,702 $ 175,899
Reinvestment of distributions  550  66  9,311  1,041
Shares redeemed  (6,039)  (2,775)  (108,467)  (43,122)
Net increase (decrease)  32,873  8,397 $ 589,546 $ 133,818
CLASS B
Shares sold  11,926  2,286 $ 213,878 $ 36,859
Reinvestment of distributions  114  4  1,932  60
Shares redeemed  (684)  (71)  (12,443)  (1,147)
Net increase (decrease)  11,356  2,219 $ 203,367 $ 35,772
INSTITUTIONAL CLASS
Shares sold  5,922  6,423 $ 104,505 $ 103,045
Reinvestment of distributions  331  78  5,439  1,233
Shares redeemed  (3,735)  (7,013)  (66,617)  (111,491)
Net increase (decrease)  2,518  (512) $ 43,327 $ (7,213)
A SHARE TRANSACTIONS FOR CLASS B ARE FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series III and the Shareholders of Fidelity Advisor Equity Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years then ended and for the period September 10, 1992 (commencement of sales of Class A shares) to November 30, 1992 (Class A) and for the one year then ended and for the period June 30, 1994 (commencement of sales of Class B shares) to November 30, 1994 (Class B). These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series III: Fidelity Advisor Equity Income Fund as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Institutional Class), and for the three years then ended and for the period September 10, 1992 (commencement of sales of Class A shares) to November 30, 1992 (Class A) and for the one year then ended and for the period June 30, 1994 (commencement of sales of Class B shares) to November 30, 1994 (Class B), in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Equity Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
CLASS A 12/26/95 12/22/95 $.10 $.40
CLASS A 1/8/96 1/5/96 $- $.06
CLASS B 12/26/95 12/22/95 $.08 $.40
CLASS B 1/8/96 1/5/96 $- $.06
INSTITUTIONAL CLASS 12/26/95 12/22/95 $.13 $.40
INSTITUTIONAL CLASS 1/8/96 1/5/96 $- $.06
A total of 6.15% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
A total of 92% of the dividends distributed during the fiscal year qualifies for the dividends-received deductions for corporate shareholders. The fund will notify shareholders in January 1996 of these percentages for use in preparing 1995 income tax returns.


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Bettina Doulton, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Chase Manhattan Bank, N.A.
New York, NY
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Global Resources Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund
(REGISTERED TRADEMARK)
(registered trademark)